UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013
Partnership Income [Abstract]
Total operating revenues	$ 101,587		$ 78,299		$ 189,277		$ 153,226
Vessel operating expenses	16,697	[1]	14,070	[1]	30,328	[1]	27,200	[1]
Voyage and commission expenses	1,534		1,518		2,723		3,212
Administrative expenses	1,337	[2]	1,328	[2]	2,786	[2]	2,594	[2]
Depreciation and amortization	19,895		16,991		37,543		30,666
Total operating expenses	39,463		33,907		73,380		63,672
Operating income	62,124		44,392		115,897		89,554
Financial income (expenses)
Interest income	277		259		577		532
Interest expense (3)	(11,291)	[3]	(10,589)	[3]	(21,172)	[3]	(20,970)	[3]
Other financial items (see note 5)	(7,995)		(114)		(14,199)		966
Net financial expenses	(19,009)		(10,444)		(34,794)		(19,472)
Income before tax	43,115		33,948		81,103		70,082
Taxes	(2,588)		(4,021)		(5,392)		(7,156)
Net income	40,527		29,927		75,711		62,926
Less: Net income attributable to non-controlling interests	(2,766)		(1,961)		(5,209)		(4,644)
Net income attributable to Golar LNG Partners LP Owners	$ 37,761		$ 27,966		$ 70,502		$ 58,282
Earnings per unit:
Earnings Per Share, Basic and Diluted	$ 0.57		$ 0.47		$ 1.08		$ 1.00
Cash distributions declared and paid per unit (in dollars per unit)	$ 0.52		$ 0.52		$ 1.05		$ 1.02

[1]	This includes related party ship management fee recharges of $2.0 million and $2.4 million for the three months ended June 30, 2014 and 2013, respectively, and $3.8 million and $3.5 million for the six months ended June 30, 2014 and 2013, respectively. See note 10.
[2]	This includes related party management and administrative fee recharges of $0.8 million and $0.7 million for the three months ended June 30, 2014 and 2013, respectively, and $1.4 million for each of the six months ended June 30, 2014 and 2013. See note 10.
[3]	This includes related party interest expense of $nil and $0.6 million for the three months ended June 30, 2014 and 2013, respectively, and $nil and $1.2 million for the six months ended June 30, 2014 and 2013, respectively. See note 10.